Financial assets and liabilities - Derivative financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial assets and liabilities
Financial assets transfer from Level 1 to Level 2	$ 0
Financial assets transfer from Level 2 to Level 1	0
Non-current derivative financial assets	7	$ 131		$ 49
Current derivative financial instruments	16	12		2
Non-current derivative financial liabilities	301	0		552
Current derivative financial liabilities	2	8	$ 8	$ 8
Derivatives
Financial assets and liabilities
Fair value of assets	23	143
Contractual or notional amounts of assets	386	1,795
Fair value of liabilities	303	8
Contractual or notional amounts of liabilities	3,179	206
Metal forward contracts
Financial assets and liabilities
Fair value of assets	17	9
Contractual or notional amounts of assets	197	197
Cross currency interest rate swaps (CCIRS)
Financial assets and liabilities
Fair value of assets		131
Contractual or notional amounts of assets		1,580
Fair value of liabilities	301
Contractual or notional amounts of liabilities	3,107
Forward foreign exchange contracts
Financial assets and liabilities
Fair value of assets	4
Contractual or notional amounts of assets	179
Fair value of liabilities	1	8
Contractual or notional amounts of liabilities	52	206
NYMEX gas swaps
Financial assets and liabilities
Fair value of assets		2
Contractual or notional amounts of assets		16
Fair value of liabilities	1
Contractual or notional amounts of liabilities	20
Carbon futures
Financial assets and liabilities
Fair value of assets	2	1
Contractual or notional amounts of assets	10	2
Ardagh Group S.A. | Cross currency interest rate swaps (CCIRS)
Financial assets and liabilities
Fair value of assets		$ 124
Non-current derivative financial liabilities	$ 251